Nominal Share Issuance	12 Months Ended
Sep. 30, 2024
Nominal Share Issuance [Abstract]
NOMINAL SHARE ISSUANCE

Note 15 NOMINAL SHARE ISSUANCE

On October 25, 2018, the Group issued 1,000,000 ordinary shares to Prestige Financial Holdings Group Limited, the Group’s controlling shareholder, at a par value of $0.001 per share with total consideration of $1,000. On November 20, 2018, the Group issued an additional 3,000,000 ordinary shares to Prestige Financial Holdings Group Limited, at a par value of $0.001 per share with total consideration of $3,000. On December 27, 2018, the Group issued an aggregate of 1,000,000 ordinary shares, at a par value of $0.001 per share with total consideration of $1,000, pro-rata to the shareholders of the Group as of such date. On July 6, 2023, the Group completed its qualified initial public offering of 1,000,000 ordinary shares, par value $0.000625 per share, at a price of $5.00 per share. On July 20, 2023 the Group completed its qualified over-allotment offering of 150,000 ordinary shares, par value $0.000625 per share, at a price of $5.00 per share. In accordance with Securities and Exchange Commission Staff Accounting Bulletin Topic 4, the nominal share issuance was accounted for as a stock split and that all share and per share information has been retrospectively restated to reflect such stock split for all periods presented. On June 25, 2024, the Group entered into a Business Development & Marketing Consulting Agreement and agreed to pay for the service in form of 1,416,667 newly issued restricted Class A ordinary shares, par value $0.000625 per share, at a price of $0.6 per share. On June 25, 2024, the Group entered into a Business Development & Marketing Consulting Agreement and agreed to pay for the service in form of 1,416,667 newly issued restricted Class A ordinary shares, par value $0.000625 per share, at a price of $0.6 per share. On July 2, 2024, the Group entered into a certain Software Technology Service Contract and agreed to pay for the service in form of 1,900,000 newly issued restricted Class A ordinary shares, par value $0.000625 per share, at a price of $0.6 per share. On August 23, 2024, the Group entered into a definitive acquisition agreement and agreed to pay partly of purchase price in form of 780,000 newly issued restricted Class A ordinary shares and 1,620,000 Class B ordinary shares, par value $0.000625 per share.